Digital Assets (Tables)	6 Months Ended
Jun. 30, 2026
Digital Assets [Abstract]
Schedule of Reconciliation of Opening and Closing Balances of Digital Assets

The following table presents a reconciliation of the opening and closing balances of the Company’s digital assets, including purchases and unrealized gains or losses:

	Digital Assets Carrying Value	Approximate Number of Bitcoins Held
	RMB

Balance at December 31, 2024	-	-
Digital assets increase	804,579,371	1,236
Digital assets decrease	(35,705,995)	(55)
Unrealized gain on digital assets(i)	(38,723,236)	-
Balance at December 31, 2025	730,150,140	1,181
Digital assets increase	968,892,722	2,341
Digital assets decrease(ii)	(368,006,398)	(623)
Unrealized loss on digital assets	(232,541,989)	-
Balance at June 30, 2026	1,098,494,475	2,899

(i)	Unrealized gain on digital assets is included in Unrealized gain/(loss) on digital assets on the Unaudited Consolidated Statements of Operations.

(ii)	The decrease in digital assets includes 601 bitcoins applied in settlement of RMB 345.4 million (US$50.7 million) secured borrowings.

Schedule of Summarizes the Company’s Digital Assets

The following table summarizes the Company’s digital assets holdings as of the dates indicated:

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
Digital assets cost basis	768,873,376	1,331,036,464
Digital assets fair value	730,150,140	1,098,494,475
Unrealized loss on digital assets	38,723,236	232,541,989